Changes in organization and disposals - Sales of subsidiaries and businesses (Narrative) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Gains (losses) recognised when control is lost	$ 153
UBS AG
Disclosure Of Sale Of Subsidiaries And Businesses [Line Items]
Gains (losses) recognised when control is lost	$ 153